ILFC Transaction (Schedule of Recognized Identified Assets Acquired and Liabilities Assumed) (Details) - ILFC [Member] $ in Thousands	May. 14, 2014 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents and restricted cash	$ 2,958,809
Flight equipment held for operating leases, net	24,038,423
Prepayments on flight equipment	3,176,322
Maintenance rights intangible and lease premium	4,082,029
Other intangibles	489,805
Accrued maintenance liability	(2,575,118)
Debt	(24,339,842)
Other assets and liabilities	(853,834)
Non-controlling interest	(77,047)
Estimate of fair value of net assets acquired	6,899,547
Consideration transferred	6,957,641
Goodwill	58,094
Restricted cash	800,000
Maintenance rights intangible	4,000,000
Amounts Initially Recognized And Reported As Of Closing Date [Member]
Business Acquisition [Line Items]
Cash and cash equivalents and restricted cash	2,958,809
Flight equipment held for operating leases, net	23,989,643
Prepayments on flight equipment	3,166,788
Maintenance rights intangible and lease premium	4,263,076
Other intangibles	440,093
Accrued maintenance liability	(2,688,438)
Debt	(24,339,842)
Other assets and liabilities	(775,990)
Non-controlling interest	(77,047)
Estimate of fair value of net assets acquired	6,937,092
Consideration transferred	6,957,641
Goodwill	20,549
Measurement Period Adjustment [Member]
Business Acquisition [Line Items]
Flight equipment held for operating leases, net	48,780
Prepayments on flight equipment	9,534
Maintenance rights intangible and lease premium	(181,047)
Other intangibles	49,712
Accrued maintenance liability	113,320
Other assets and liabilities	(77,844)
Estimate of fair value of net assets acquired	(37,545)
Goodwill	$ 37,545